SIGNIFICANT ACCOUNTING POLICIES (Inventories) (Details) (Inventory Valuation Reserve [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Inventory Valuation Reserve [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at the beginning of the year	$ 5,807	$ 4,869
Increase in inventory provision	986	939
Write off	(525)	(152)
Foreign currency translation adjustments		151
Balance at end of the year	$ 6,268	$ 5,807